SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES (Details) - SGD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets
Operating cash flow from operating leases	$ 541,356	$ 555,071
Remaining lease term for operating leases	3 years	4 years
Weighted average discount rate for operating leases	2.50%	2.50%